Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Debt Exchange

In February 2012, we completed an exchange of our 5.71% Zero Coupon Notes due 2023 with an accreted book value at the date of the exchange of $303, for approximately $363 of our 4.50% Senior Notes due 2021. Accordingly, this increased the principal amount for our 4.50% Senior Notes due 2021 from $700 to $1,063.The exchange was conducted to retire high-interest, long-dated debt in a favorable interest rate environment. The debt exchange was accounted for as a non-revolving debt modification and, therefore, it did not result in any gain or loss. The difference between the book value of our Zero Coupon Notes and the principal value of the Senior Notes issued in exchange will be accreted over the remaining term of the Senior Notes. Upfront fees paid to third parties in relation to the exchange were not material and were expensed as incurred.

In February 2012, we acquired RK Dixon, a leading provider of IT services, copiers, printers and managed print services for approximately $58. The acquisition furthers our coverage of central Illinois and eastern Iowa, building on our strategy to create a nationwide network of locally based companies focused on customers' needs to improve business performance through efficiencies. We are in the process of determining the purchase price allocation.